UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

555 Taxter Road Suite 175
Elmsford, NY 10523
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2009 (Unaudited)

Identifier	COMMON STOCKS - 90.19%	Shares	Value
	Aerospace & Defense - 2.89%
CAI	CACI International, Inc. - Class A*	55,000	$2,006,950

	Asian Exchanges - 5.02%
388 HK	Hong Kong Exchanges & Clearing Limited	100,000	944,443
8697 JP	Osaka Securities Exchange Co., Ltd.	144	458,251
SGX SP	Singapore Exchange Limited	620,000	2,078,964
			3,481,658

	Asset Management - 0.81%
URB/A CN	Urbana Corp. - Class A*	240,000	308,376
GROW	US Global Investors, Inc. - Class A(1)	48,000	233,760
WSDT	WisdomTree Investments, Inc.*(1)	24,000	16,080
			558,216

	Cable TV - 0.78%
TWC	Time Warner Cable Inc.	21,754	539,504

	Capital Markets - 1.51%
CLST LN	Collins Stewart plc	4,000	3,903
LAB	LaBranche & Co. Inc.*	210,000	785,400
NTRS	Northern Trust Corp.(1)	2,000	119,640
STT	State Street Corporation	4,000	123,120
TLPR LN	Tullett Prebon plc	4,000	12,067
			1,044,130

	Commercial Services & Supplies - 6.50%
CDCO	Comdisco Holding Company, Inc.*(1)	194,400	1,416,204
CSGP	CoStar Group, Inc.*(1)	2,000	60,500
MWW	Monster Worldwide, Inc.*	2,000	16,300
RBA	Ritchie Bros. Auctioneers, Incorporated(1)	162,000	3,011,580
			4,504,584

	Communications Equipment - 1.27%
SATS	EchoStar Corporation - Class A*	10,000	148,300
JDSU	JDS Uniphase Corporation*	45,000	146,250
QCOM	QUALCOMM Inc.	15,000	583,650
			878,200

	Computers & Peripherals - 4.02%
AAPL	Apple, Inc.*	5,000	525,600
EMC	EMC Corporation*(1)	140,000	1,596,000
NTAP	NetApp, Inc.*(1)	45,000	667,800
			2,789,400

	Consumer Finance - 0.20%
AXP	American Express Company(1)	10,000	136,300

	Diversified Consumer Services - 0.62%
APOL	Apollo Group, Inc. - Class A*(1)	2,000	156,660
BID	Sotheby's(1)	30,000	270,000
			426,660

	Diversified Financial Services - 3.31%
CLE LN	Climate Exchange PLC*	40,000	470,629
CME	CME Group, Inc.	3,300	813,087
ICE	IntercontinentalExchange Inc.*(1)	13,000	968,110
MKTX	MarketAxess Holdings, Inc.*(1)	6,000	45,840
			2,297,666

	European Exchanges - 0.35%
DB1 GR	Deutsche Boerse AG	4,000	241,168

	Funds, Trusts, and Other Financial Vehicles - 6.81%
HHH	Internet HOLDRs Trust	10,000	347,100
QQQQ	PowerShares QQQ	144,200	4,372,144
			4,719,244

	Holding Company - 8.72%
GBLB BB	Groupe Bruxelles Lambert S.A.	18,000	1,223,484
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	19
LUK	Leucadia National Corporation*(1)	324,000	4,824,360
			6,047,863

	Hotels, Restaurants & Leisure - 0.00%
IILG	Interval Leisure Group, Inc.*	200	1,060

	Household Durables - 0.67%
IEP	Icahn Enterprises LP(1)	18,000	468,000

	Internet & Catalog Retail - 0.91%
EBAY	eBay, Inc.*	40,000	502,400
EXPE	Expedia, Inc.*	4,000	36,320
HSNI	HSN, Inc.*	200	1,028
NFLX	Netflix Inc.*(1)	1,000	42,920
OSTK	Overstock.com, Inc.*	1,000	9,150
PCLN	Priceline.com Incorporated*(1)	500	39,390
TKTM	Ticketmaster*	200	738
			631,946

	Internet Software & Services - 5.94%
BIDU	Baidu.com, Inc. - ADR*(1)	9,700	1,713,020
GOOG	Google Inc. - Class A*	3,200	1,113,792
IACI	IAC/InterActiveCorp*	1,500	22,845
ICGE	Internet Capital Group, Inc.*	15,000	60,450
SINA	SINA Corp*	20,000	465,000
SOHU	Sohu.com Inc.*(1)	18,000	743,580
			4,118,687

	IT Services - 13.97%
BR	Broadridge Financial Solutions, Inc.	100,000	1,861,000
CTSH	Cognizant Technology Solutions Corporation - Class A*	39,000	810,810
INFY	Infosys Technologies Limited - ADR	30,000	798,900
IRM	Iron Mountain Incorporated*(1)	6,000	133,020
MANT	ManTech International Corporation - Class A*	85,000	3,561,500
MA	Mastercard, Inc. - Class A(1)	6,000	1,004,880
SAPE	Sapient Corporation*	20,000	89,400
V	Visa, Inc. - Class A(1)	20,000	1,112,000
WU	Western Union Company	25,000	314,250
			9,685,760

	Leisure Equipment & Products - 0.01%
MVL	Marvel Entertainment, Inc.*	322	8,549

	Media - 15.52%
DWA	DreamWorks Animation SKG, Inc. - Class A*	150,000	3,246,000
SSP	The E.W. Scripps Company - Class A	521,172	703,582
IAR	Idearc Inc.*(1)	364,000	13,104
LBTYK	Liberty Global, Inc. - Series C*	100,707	1,422,990
SNI	Scripps Networks Interactive - Class A(1)	65,000	1,463,150
SIRI	Sirius XM Radio, Inc.*(1)	46,000	16,100
TWX	Time Warner, Inc.	86,667	1,672,667
DIS	The Walt Disney Co.(1)	11,380	206,661
WMG	Warner Music Group Corp.*	310,000	728,500
WPO	The Washington Post Company - Class B	3,600	1,285,560
			10,758,314

	Other Exchanges - 1.00%
ASX AU	ASX Ltd.	18,000	367,355
JSE SJ	JSE Limited	60,000	281,868
NZX NZ	NZX Ltd.	12,000	45,868
			695,091

	Publishing - 0.34%
MCO	Moody's Corporation(1)	4,000	91,680
RHD	R.H. Donnelley Corporation*(1)	484,000	147,620
			239,300

	Software - 4.62%
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,000	208,800
MVSN	Macrovision Solutions Corporation*	152,880	2,719,735
MSFT	Microsoft Corp.	15,000	275,550
			3,204,085

	Special Purpose Entity - 0.06%
ADPAO	Adelphia Contingent Value Vehicle CVV Servies ACC-4 Int*+	250,827	—
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	43,908
			43,908

	Thrifts & Mortgage Finance - 0.07%
TREE	Tree.com, Inc.*	10,033	46,352

	U.S. Equity Exchanges - 2.08%
NDAQ	The Nasdaq OMX Group*	48,000	939,840
NYX	NYSE Euronext(1)	28,000	501,200
			1,441,040

	Wireless Telecommunication Services - 2.19%
CHU	China Unicom (Hong Kong) Limited - ADR(1)	65,288	679,648
2332 HK	Hutchison Telecommunications International Limited	2,000,000	624,468
HTX	Hutchison Telecommunications International Limited - ADR	45,000	211,950
SNSHA	Sunshine PCS Corp. - Class A*	149,890	450
			1,516,516
	TOTAL COMMON STOCKS (cost $69,598,836)		62,530,151

	ESCROW NOTES - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	200,000	—
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	—
	TOTAL ESCROW NOTES (cost $0)		—

		Principal
	CONVERTIBLE BONDS - 2.45%	Amount
	Diversified Telecommunication Services - 2.45%
52729NAS9	Level 3 Communications, Inc., CLB
	6.000%, 03/15/2010(1)	$2,000,000	1,700,000
	TOTAL CONVERTIBLE BONDS (cost $1,717,273)		1,700,000

	RIGHTS - 1.64%	Shares
	Commercial Services & Supplies - 1.64%
CDCOR	Comdisco Holding Company, Inc.	12,240,699	1,138,385
	Expiration Date: 12/31/2050
	Strike Price $1.00#
	TOTAL RIGHTS (cost $3,253,775)		1,138,385

		Principal
	SHORT-TERM INVESTMENTS - 9.07%	Amount
	US Government Agency Issues - 9.02%
313385EQ1	Federal Home Loan Bank Discount Note
	0.142%, 04/21/2009^	$6,255,000	6,254,523

	Money Market Funds - 0.05%	Shares
FIUXX	First American Prime Obligations Fund - Class I	32,508	32,508
	TOTAL SHORT-TERM INVESTMENTS (cost $6,287,031)		6,287,031

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 22.78%
	Investment Companies - 22.78%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	15,790,783	15,790,783
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $15,790,783)		15,790,783

	TOTAL INVESTMENTS - 126.13%		$87,446,350
	(cost $96,647,698)(a)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Options Written - March 31, 2009 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
LEC.MY	CME Group, Inc.
	Expiration: January 2010,
	Exercise Price: $400.00	40	$651,200
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $361,078)		$651,200

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - Contingent value right (contingent upon profitability of company).
^ - All or a portion of the shares have been committed as collateral for written option contracts.
+ - Security is considered illiquid. The aggregate value of such securities is $43,908 or 0.06% of net assets.
ADR - American Depository Receipt.
CLB - Callable Security.
GDR - Global Depository Receipt.
(1) This security or a portion of this security was out on loan at March 31, 2009. Total loaned securities had a market value of $14,628,339 at March 31, 2009.

(a) The cost basis of investments for federal tax purposes at March 31, 2009 was as follows@:

Cost of investments	$ 98,205,173
Gross unrealized appreciation		11,516,467
Gross unrealized depreciation		(22,275,290)
Net unrealized depreciation	$ (10,758,823)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

Description	Investments in Securities	Written Option Contracts
Level 1 - Quoted prices	$ 85,493,192	$ 651,200
Level 2 - Other significant observable inputs	1,909,250	—
Level 3 - Significant unobservable inputs	43,908	—
Total	$ 87,446,350	$ 651,200

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

Description	Investments in Securities	Written Option Contracts
Balance as of 12/31/08	$ 634	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
(depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	43,274	—
Balance as of 3/31/09	$ 43,908	$ —

FAS 161 - Summary of Derivative Instruments and Hedging Activities at March 31, 2009

The Financial Accounting Standards Board recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative
Instruments and Hedging Activities (“FAS 161”).
FAS 161 requires tabular disclosure summarizing derivative instruments by primary risk exposure (e.g. interest rate, credit, equity, or foreign exchange.)
The following table discloses the balance sheet location and period-end fair value for written option contracts.

	Asset Derivatives 2009		Liability Derivatives 2009
Description	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts	Receivables	$ —	Payables	$ 651,200

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - March 31, 2009 (Unaudited)

Identifier	COMMON STOCKS - 96.42%	Shares	Value
	Airlines - 2.59%
753 HK	Air China Limited - Class H	50,000	$16,128
670 HK	China Eastern Airlines Corporation Limited - Class H*	100,000	15,353
1055 HK	China Southern Airlines Company Limited - Class H*	96,000	18,827
			50,308
	Asian Exchanges - 9.00%
388 HK	Hong Kong Exchanges & Clearing Limited	6,500	61,389
PSE PM	Philippine Stock Exchange, Inc.	3,200	11,522
SGX SP	Singapore Exchange Limited	30,500	102,271
			175,182
	Asset Management - 6.56%
CML SJ	Coronation Fund Managers Ltd.	30,000	15,518
DC/A CN	Dundee Corporation - Class A*	1,600	6,523
URB/A CN	Urbana Corp. - Class A*	31,800	40,860
GROW	US Global Investors, Inc. - Class A(1)	7,000	34,090
806 HK	Value Partners Group Limited	111,000	30,648
			127,639
	Automobiles - 0.89%
TTM	Tata Motors Limited - ADR(1)	3,500	17,255

	Beverages - 3.12%
168 HK	Tsingtao Brewery Co. Limited - Class H	28,000	60,692

	Commercial Banks - 11.36%
3988 HK	Bank of China Ltd. - Class H	136,000	45,096
939 HK	China Construction Bank Corp. - Class H	70,000	39,739
HDB	HDFC Bank Ltd. - ADR(1)	620	37,776
IBN	ICICI Bank Ltd. - ADR	1,500	19,935
1398 HK	Industrial & Commercial Bank of China - Class H	80,000	41,597
SBKFF	State Bank of India - GDR	900	36,900
			221,043
	Construction & Engineering - 3.70%
1186 HK	China Railway Construction Corp. - Class H*	26,000	33,948
390 HK	China Railway Group Ltd. - Class H*	24,000	14,027
BOKA NA	Koninklijke Boskalis Westminster NV	400	8,041
NTBC LN	Noida Toll Bridge Company Ltd. - GDR*	4,000	15,996
			72,012
	Diversifed Financial Services - 0.08%
IFSS LI	Indiabulls Financial Services Ltd. - GDR	1,000	1,520

	Diversified Telecommunication Services - 2.02%
CIBY	CIBL Inc.*	51	17,850
TCL	Tata Communications Limited - ADR	1,000	21,370
			39,220
	Electric Utilities - 5.37%
991 HK	Datang International Power Generation Company Limited - Class H	96,000	42,237
HNP	Huaneng Power International, Inc. - ADR	1,200	32,220
RIFS LI	Reliance Infrastructure Ltd. - GDR	500	29,950
			104,407
	Food - 0.18%
PJP IX	X5 Retail Group N.V. - GDR*	350	3,500

	Gaming - 0.95%
200 HK	Melco International Development Limited	60,000	18,502

	Holding Company - 0.00%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	160	1

	Hotels, Restaurants & Leisure - 0.87%
IHTD LI	Indian Hotels Company Limited - GDR	5,000	3,900
MPEL	Melco Crown Entertainment Ltd. - ADR*(1)	4,000	13,120
			17,020
	Insurance - 6.29%
LFC	China Life Insurance Co., Limited - ADR(1)	16,000	24,620
2628 HK	China Life Insurance Co., Limited - Class H	500	53,054
2318 HK	Ping An Insurance Group Company of China Limited - Class H	7,500	44,755
			122,429
	Metals & Mining - 3.23%
HNDNF	Hindalco Industries Limited - GDR (Acquired 08/06/08-10/01/08 at $43,060)^	14,285	14,655
358 HK	Jiangxi Copper Company Ltd. - Class H	14,000	14,595
SLT	Sterlite Industries India Ltd. - ADR	4,000	28,280
VED LN	Vedanta Resources Plc	550	5,331
			62,861
	Oil, Gas & Consumable Fuels - 10.51%
SNP	China Petroleum & Chemical Corp. - ADR	250	16,042
386 HK	China Petroleum & Chemical Corp. - Class H	64,000	40,957
1088 HK	China Shenhua Energy Company Limited - Class H	14,000	31,538
CEO	CNOOC Limited - ADR	300	30,180
GAID LI	Gail India Limited - GDR	1,500	42,900
PTR	PetroChina Company Limited - ADR	350	27,895
RIGD LI	Reliance Industries Ltd. - GDR (Acquired 04/03/08-05/06/08 at $63,073)^	450	14,963
			204,475
	Other Exchanges - 0.54%
JSE SJ	JSE Limited	2,225	10,453

	Real Estate - 2.35%
12 HK	Henderson Land Development Company Limited	12,000	45,674

	Real Estate Investment Trusts (REITs) - 3.15%
823 HK	The Link REIT	31,000	61,275

	Real Estate Management & Development - 2.25%
1 HK	Cheung Kong (Holdings) Limited	4,000	34,449
XIN	Xinyuan Real Estate Co. Ltd. - ADR*(1)	2,500	9,350
			43,799
	Software - 1.55%
FTIS LI	Financial Technologies (India) Ltd. - GDR	20,800	30,160

	Tobacco - 2.90%
ITC IX	ITC Limited - GDR	7,000	28,000
PM	Philip Morris International, Inc.	800	28,464
			56,464
	Transportation Infrastructure - 16.96%
995 HK	Anhui Expressway Co., Ltd. - Class H	66,000	29,549
694 HK	Beijing Capital International Airport Company Limited - Class H	125,000	55,641
357 HK	Hainan Meilan International Airport Company Limited - Class H	65,000	30,862
737 HK	Hopewell Highway Infrastructure Limited	35,600	20,072
54 HK	Hopewell Holdings Limited	16,000	42,010
177 HK	Jiangsu Expressway Company Ltd. - Class H	54,000	36,648
NCSP LI	Novorossiysk Sea Trade Port - GDR	800	3,408
548 HK	Shenzhen Expressway Company Limited - Class H	54,000	18,811
107 HK	Sichuan Expressway Co. Limited - Class H*	114,000	21,327
3382 HK	Tianjin Port Development Holdings Ltd.	148,000	36,663
576 HK	Zhejiang Expressway Co., Limited - Class H	48,000	34,991
			329,982
	Wireless Telecommunication Services - 0.00%
SNSHA	Sunshine PCS Corp. - Class A*	6,000	18
	TOTAL COMMON STOCKS (cost $3,469,883)		1,875,891

	PREFERRED STOCKS - 0.01%
	Diversified Telecommunication Services - 0.01%
PTVI	PTV, Inc. - Series A, CLB	487	139
	TOTAL PREFERRED STOCKS (cost $3,399)		139

	SHORT-TERM INVESTMENTS - 3.74%
	Money Market Funds - 3.74%
FIUXX	First American Prime Obligations Fund - Class I	72,799	72,799
	TOTAL SHORT-TERM INVESTMENTS (cost $72,799)		72,799

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 6.51%
	Investment Companies - 6.51%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	126,741	126,741
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $126,741)		126,741

	TOTAL INVESTMENTS - 106.68%		$2,075,570
	(cost $3,672,822)(a)

Percentages are stated as a percent of net assets.

* - Non-income producing security.
^ - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. The aggregate value of such securities is $29,618 or 1.52% of net assets.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
CLB - Callable Security.
(1) - This security or a portion of this security was out on loan at March 31, 2009. Total loaned securities had a market value of $124,805 at March 31, 2009.

(a) The cost basis of investments for federal tax purposes at March 31, 2009 was as follows @:

Cost of investments	$ 3,672,822
Gross unrealized appreciation		18,558
Gross unrealized depreciation		(1,615,810)
Net unrealized depreciation	$ (1,597,252)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Written Option Contracts
Level 1 - Quoted prices	$1,971,218	$—
Level 2 - Other significant observable inputs	104,352	—
Level 3 - Significant unobservable inputs	—	—
Total	$2,075,570	$—

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

Description	Investments in Securities	Written Option Contracts
Balance as of 12/31/08	$54,120	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
(depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	(54,120)	—
Balance as of 3/31/09	$—	$—

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2009 (Unaudited)

Identifier	COMMON STOCKS - 98.01%	Shares	Value
	Aerospace & Defense - 0.59%
CAI	CACI International, Inc. - Class A*	164,910	$6,017,566

	Airlines - 0.42%
670 HK	China Eastern Airlines Corporation Limited - Class H*	8,987,000	1,379,833
1055 HK	China Southern Airlines Company Limited - Class H*	15,039,000	2,949,356
			4,329,189
	Asian Exchanges - 9.16%
388 HK	Hong Kong Exchanges & Clearing Limited	5,863,900	55,381,194
8697 JP	Osaka Securities Exchange Co., Ltd.	5,565	17,709,502
SGX SP	Singapore Exchange Limited	6,180,860	20,725,458
			93,816,154
	Asset Management - 5.41%
BLK	BlackRock, Inc.(1)	42,860	5,573,514
BX	The Blackstone Group LP(1)	223,410	1,619,723
BAM	Brookfield Asset Management Inc. - Class A	2,122,180	29,243,641
CNS	Cohen & Steers, Inc.(1)	191,280	2,134,685
EV	Eaton Vance Corp.(1)	319,580	7,302,403
LM	Legg Mason, Inc.(1)	115,150	1,830,885
POW CN	Power Corporation of Canada(1)	391,010	6,094,025
PZN	Pzena Investment Management, Inc. - Class A(1)	222,280	424,555
URB/A CN	Urbana Corp. - Class A*	415,500	533,875
GROW	US Global Investors, Inc. - Class A(1)	85,420	415,995
806 HK	Value Partners Group Limited	707,000	195,208
WSDT	WisdomTree Investments, Inc.*(1)	12,000	8,040
			55,376,549
	Beverages - 1.28%
RI FP	Pernod-Ricard SA	35,050	1,954,673
168 HK	Tsingtao Brewery Co. Limited - Class H	5,155,000	11,173,845
			13,128,518
	Biotechnology - 0.22%
CRL	Charles River Laboratories International, Inc.*(1)	82,270	2,238,567

	Cable TV - 0.18%
TWC	Time Warner Cable Inc.	75,411	1,870,191

	Capital Markets - 2.59%
BK	The Bank of New York Mellon Corp.	549,980	15,536,935
JEF	Jefferies Group, Inc.(1)	59,600	822,480
LAB	LaBranche & Co. Inc.*(1)	1,145,250	4,283,235
NTRS	Northern Trust Corp.(1)	43,620	2,609,348
STT	State Street Corporation	107,760	3,316,853
			26,568,851

	Chemicals - 2.03%
SIAL	Sigma-Aldrich Corp.(1)	550,920	20,819,267

	Commercial Banks - 1.57%
3988 HK	Bank of China Ltd. - Class H	7,904,000	2,620,865
CATY	Cathay General Bancorp(1)	93,900	979,377
CLFC	Center Financial Corporation	150,890	425,510
939 HK	China Construction Bank Corp. - Class H	5,814,500	3,300,880
EWBC	East West Bancorp, Inc.	81,080	370,536
HAFC	Hanmi Financial Corporation(1)	161,370	209,781
1398 HK	Industrial & Commercial Bank of China - Class H	6,014,000	3,127,038
MTB	M&T Bank Corporation(1)	18,900	855,036
NARA	Nara Bancorp, Inc.	146,290	430,093
SBID LI	State Bank of India - GDR(1)	68,600	2,812,600
UCBH	UCBH Holdings, Inc.(1)	117,400	177,274
WIBC	Wilshire Bancorp, Inc.	146,190	754,340
			16,063,330

	Consumer Finance - 0.07%
STU	The Student Loan Corporation(1)	17,000	738,480

	Diversified Consumer Services - 0.34%
BID	Sotheby's(1)	389,770	3,507,930

	Diversified Financial Services - 3.74%
AGO	Assured Guaranty Ltd.(1)	1,365,660	9,245,518
CLE LN	Climate Exchange PLC*	70,140	825,248
CME	CME Group, Inc.(1)	20,197	4,976,339
ICE	IntercontinentalExchange Inc.*(1)	41,785	3,111,729
LSE LN	London Stock Exchange Group plc	1,581,570	12,832,924
PARG SW	Pargesa Holding SA	63,670	3,381,228
TPL	Texas Pacific Land Trust(1)	153,260	3,908,130
			38,281,116
	Electric Utilities - 2.36%
AYE	Allegheny Energy, Inc.	149,020	3,452,793
BIP	Brookfield Infrastucture Partners LP(1)	84,650	1,119,073
991 HK	Datang International Power Generation Company Limited - Class H	13,191,000	5,803,591
NVE	NV Energy, Inc.	1,054,960	9,906,074
USERY	RAO Unified Energy System of Russia - ADR*+	52,000	3,900,000
			24,181,531
	European Exchanges - 0.66%
BME SM	Bolsas y Mercados Espanoles	37,200	860,473
DB1 GR	Deutsche Boerse AG	97,420	5,873,649
			6,734,122

	Funds, Trusts, and Other Financial Vehicles - 0.82%
GDX	Market Vectors Gold Miners ETF*(1)	228,068	8,411,148

	Gaming - 1.14%
LVS	Las Vegas Sands Corp.*(1)	159,500	480,095
200 HK	Melco International Development Limited	2,350,000	724,654
MGM	MGM Mirage*(1)	274,510	639,608
WYNN	Wynn Resorts Limited*(1)	492,650	9,838,220
			11,682,577
	Holding Company - 10.00%
BRK/A	Berkshire Hathaway Inc. - Class A*(1)	338	29,304,600
BRK/B	Berkshire Hathaway Inc. - Class B*(1)	9,408	26,530,560
GBLB BB	Groupe Bruxelles Lambert S.A.	177,190	12,043,844
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	24,000	223
LUK	Leucadia National Corporation*(1)	2,319,320	34,534,675
			102,413,902

	Hotels, Restaurants & Leisure - 0.16%
WEN	Wendy's/Arby's Group, Inc. - Class A	325,120	1,635,354

	Household Durables - 1.53%
IEP	Icahn Enterprises LP(1)	401,860	10,448,360
JAH	Jarden Corporation*(1)	411,820	5,217,759
			15,666,119
	Independent Power Producers & Energy Traders - 1.52%
CPN	Calpine Corporation*(1)	1,910,230	13,008,666
DYN	Dynegy, Inc. - Class A*	1,820,390	2,566,750
			15,575,416
	Insurance - 5.67%
ABK	Ambac Financial Group, Inc.(1)	1,245,320	971,350
LFC	China Life Insurance Co., Limited - ADR(1)	257,540	12,681,270
2628 HK	China Life Insurance Co., Limited - Class H	576,000	1,909,942
GWO CN	Great-West Lifeco, Inc.	103,930	1,459,867
L	Loews Corporation	78,720	1,739,712
MKL	Markel Corporation*	57,240	16,249,291
MBI	MBIA Inc.*(1)	1,358,340	6,221,197
2328 HK	PICC Property & Casualty Co. Ltd. - Class H*	3,200,000	1,746,445
2318 HK	Ping An Insurance Group Company of China Limited - Class H	1,674,000	9,989,227
WSC	Wesco Financial Corporation	1,410	389,160
WTM	White Mountains Insurance Group Ltd.	27,029	4,646,555
			58,004,016

	Internet & Catalog Retail - 0.18%
EBAY	eBay, Inc.*	143,440	1,801,606

	Internet Software & Services - 0.19%
GOOG	Google Inc. - Class A*(1)	5,723	1,991,947

	IT Services - 1.47%
BR	Broadridge Financial Solutions, Inc.	65,390	1,216,908
MA	Mastercard, Inc. - Class A(1)	70,270	11,768,820
V	Visa, Inc. - Class A(1)	4,420	245,752
WU	Western Union Company	143,150	1,799,395
			15,030,875
	Media - 2.48%
DWA	DreamWorks Animation SKG, Inc. - Class A*	369,700	8,000,308
SSP	The E.W. Scripps Company - Class A	47,980	64,773
SNI	Scripps Networks Interactive - Class A(1)	96,560	2,173,565
TWX	Time Warner, Inc.	300,430	5,798,299
DIS	The Walt Disney Co.(1)	15,330	278,393
WMG	Warner Music Group Corp.*(1)	1,304,000	3,064,400
WPO	The Washington Post Company - Class B	16,787	5,994,638
			25,374,376
	Metals & Mining - 4.26%
AAUK	Anglo American PLC - ADR(1)	2,084,600	17,781,638
FNV CN	Franco-Nevada Corporation	990,831	21,391,513
RTP	Rio Tinto Plc - ADR(1)	28,580	3,831,435
1171 HK	Yanzhou Coal Mining Company Limited - Class H	858,000	617,712
			43,622,298

	Multiline Retail - 0.71%
SHLD	Sears Holdings Corporation*(1)	159,700	7,299,887

	Multi-Utilities - 1.69%
CNP	Centerpoint Energy, Inc.	403,960	4,213,303
CMS	CMS Energy Corporation(1)	197,520	2,338,637
NRG	NRG Energy, Inc.*	168,080	2,958,208
RRI	Reliant Energy Inc.*	2,447,250	7,806,727
			17,316,875
	Oil, Gas & Consumable Fuels - 13.59%
CCJ	Cameco Corporation(1)	159,300	2,735,181
CNQ	Canadian Natural Resources Ltd.	524,190	20,212,766
COSWF	Canadian Oil Sands Trust(1)	1,593,590	30,650,823
1898 HK	China Coal Energy Company - Class H	2,405,000	1,774,908
CEO	CNOOC Limited - ADR(1)	46,020	4,629,612
135 HK	CNPC Hong Kong Limited	993,000	420,231
EP	El Paso Corporation(1)	747,400	4,671,250
ECA	EnCana Corporation	346,230	14,060,400
OGZPY	Gazprom OAO - ADR	395,650	5,895,185
IMO	Imperial Oil Ltd.	256,110	9,227,643
MRO	Marathon Oil Corp.	143,340	3,768,409
NXY	Nexen Inc.(1)	478,830	8,120,957
PWE	Penn West Energy Trust(1)	375,380	3,562,356
PCZ	Petro-Canada	127,530	3,389,747
PBR	Petroleo Brasileiro S.A. - ADR(1)	38,730	1,180,103
SD	SandRidge Energy, Inc.*(1)	129,160	851,165
STO	StatoilHydro ASA - ADR(1)	115,050	2,006,472
SU	Suncor Energy, Inc.(1)	982,610	21,823,768
WZR CN	WesternZagros Resources Ltd.*	297,410	136,816
			139,117,792
	Other Exchanges - 1.70%
ASX AU	ASX Ltd.	593,760	12,117,804
JSE SJ	JSE Limited	593,020	2,785,895
X CN	TMX Group Inc.	88,580	2,511,687
			17,415,386
	Pharmaceuticals - 2.09%
FRX	Forest Laboratories, Inc.*(1)	123,210	2,705,692
GSK	GlaxoSmithKline plc - ADR	28,800	894,816
MYL	Mylan, Inc.*(1)	39,660	531,840
NVS	Novartis AG - ADR	20,220	764,923
NVO	Novo-Nordisk A/S - ADR	66,830	3,206,503
PFE	Pfizer, Inc.(1)	763,790	10,402,820
SNY	Sanofi-Aventis - ADR(1)	104,420	2,916,451
			21,423,045

	Publishing - 0.00%
RHD	R.H. Donnelley Corporation*(1)	49,000	14,945

	Real Estate - 1.23%
12 HK	Henderson Land Development Company Limited	3,297,000	12,548,899

	Real Estate Investment Trusts (REITs) - 1.31%
ALX	Alexander's, Inc.(1)	6,549	1,115,819
823 HK	The Link REIT	5,652,000	11,171,863
VNO	Vornado Realty Trust(1)	32,305	1,073,818
			13,361,500
	Real Estate Management & Development - 2.18%
1 HK	Cheung Kong (Holdings) Limited	1,348,000	11,609,295
FCE/A	Forest City Enterprises, Inc. - Class A(1)	1,052,680	3,789,648
10 HK	Hang Lung Group Limited	254,100	773,715
JOE	The St. Joe Company*(1)	180,640	3,023,914
4 HK	Wharf Holdings Ltd.	1,250,000	3,102,985
			22,299,557
	Road & Rail - 4.53%
BNI	Burlington Northern Santa Fe Corp.(1)	281,410	16,926,811
CSX	CSX Corp.	319,970	8,271,225
NSC	Norfolk Southern Corp.(1)	295,990	9,989,663
UNP	Union Pacific Corp.(1)	271,820	11,174,520
			46,362,219

	Software - 0.04%
FTIS LI	Financial Technologies (India) Ltd. - GDR	283,000	410,350

	Thrifts & Mortgage Finance - 0.97%
FRE	Federal Home Loan Mortgage Corporation(1)	7,121,330	5,412,211
FNM	Federal National Mortgage Association(1)	6,400,120	4,480,084
			9,892,295
	Transportation Infrastructure - 2.80%
995 HK	Anhui Expressway Co., Ltd. - Class H	4,144,000	1,855,299
694 HK	Beijing Capital International Airport Company Limited - Class H	27,667,000	12,315,324
357 HK	Hainan Meilan International Airport Company Limited - Class H	3,264,000	1,549,753
177 HK	Jiangsu Expressway Company Ltd. - Class H	4,717,500	3,201,565
548 HK	Shenzhen Expressway Company Limited - Class H	7,044,000	2,453,849
107 HK	Sichuan Expressway Co. Limited - Class H*	14,398,000	2,693,611
3382 HK	Tianjin Port Development Holdings Ltd.	1,680,000	416,174
576 HK	Zhejiang Expressway Co., Limited - Class H	5,763,000	4,201,088
			28,686,663
	U.S. Equity Exchanges - 3.87%
NDAQ	The Nasdaq OMX Group*(1)	1,348,320	26,400,106
NYX	NYSE Euronext(1)	738,380	13,217,002
			39,617,108
	Wireless Telecommunication Services - 1.26%
CHL	China Mobile Limited - ADR(1)	137,400	5,979,648
CHU	China Unicom (Hong Kong) Limited - ADR(1)	612,000	6,370,920
762 HK	China Unicom Limited	488,000	521,332
			12,871,900

	TOTAL COMMON STOCKS (cost $1,641,012,340)		1,003,519,416

		Principal
	ESCROW NOTES - 0.00%	Amount
	Calpine Corporation (converted from Calpine Corp., 10.500%, 05/15/2015)*+	$300,000	0
	Calpine Corporation (converted from Calpine Corp., 8.750%, 07/15/2008)*+	200,000	0
	Calpine Corporation (converted from Calpine Corp., 8.500%, 02/15/2011)*+	1,000,000	0
	Calpine Corporation (converted from Calpine Corp., 7.875%, 04/01/2008)*+	200,000	0
	Calpine Corporation (converted from Calpine Corp., 7.625%, 04/15/2050)*+	100,000	0
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	42,200,000	5
	TOTAL ESCROW NOTES (cost $0)		5

	CONVERTIBLE BONDS - 0.72%
	Real Estate - 0.50%
029169AA7	American Real Estate
	4.000%, 08/15/2013, Acquired
	1/22/09-1/23/09 at $5,918,750^	10,000,000	5,165,000

	Real Estate Management & Development - 0.22%
345550AH0	Forest City Enterprises, Inc.
	3.625%, 10/15/2011	4,000,000	2,260,000
	TOTAL CONVERTIBLE BONDS (cost $8,598,982)		7,425,000

	CORPORATE BONDS - 0.94%
	Diversified Financial Services - 0.08%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired
	10/19/2006-3/29/2007 at $2,775,288
	(Default Effective 4/29/2005)	9,503,880	760,310

	IT Services - 0.86%
319963AP9	First Data Corporation
	9.875%, 09/24/2015	3,966,000	2,320,110
867363AH6	SunGard Data Systems, Inc.
	9.125%, 08/15/2013	7,500,000	6,525,000
			8,845,110
	TOTAL CORPORATE BONDS (cost $16,581,083)		9,605,420

	SHORT-TERM INVESTMENTS - 0.49%	Shares
	Money Market Funds - 0.49%
FIUXX	First American Prime Obligations Fund - Class I	4,971,295	4,971,295
	TOTAL SHORT-TERM INVESTMENTS (cost $4,971,295)		4,971,295

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 31.27%
	Investment Companies - 31.27%
	First American Prime Obligations Fund	168,354,623	168,354,623
	Mount Vernon Securities Lending Trust - Prime Portfolio	146,848,426	146,848,426
	Reserve Primary Fund+	5,631,528	5,007,528
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $320,834,577)		320,210,577

	TOTAL INVESTMENTS - 131.43%		$1,345,731,713
	(cost $1,991,998,277)(a)

Percentages are stated as a percent of net assets.

* - Non-income producing security.
^ - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. The aggregate value of such securities is $5,165,000 or 0.50% of net assets.
+ - Security is considered illiquid. The aggregate value of such securities is $8,907,533 or 0.87% of net assets.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(1) This security or a portion of this security was out on loan at March 31, 2009. Cash collateral for loaned securities totaled $320,834,577 of which $5,631,528 was illiquid. Total loaned securities had a market value of $308,508,781 at March 31, 2009.

(a)The cost basis of investments for federal tax purposes at March 31, 2009 was as follows@:

Cost of investments	$2,025,216,668
Gross unrealized appreciation		58,802,759
Gross unrealized depreciation		(737,663,714)
Net unrealized depreciation	$(678,860,955)

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Written Option Contracts
Level 1 - Quoted prices	$1,319,383,410	$—
Level 2 - Other significant observable inputs	17,440,770	—
Level 3 - Significant unobservable inputs	8,907,532	—
Total	$1,345,731,713	$—

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

Description	Investments in Securities	Written Option Contracts
Balance as of 12/31/08	$12,901,309	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
(depreciation)	(1,404,000)	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	(2,589,776)	—
Balance as of 3/31/09	$8,907,533	$—

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2009 (Unaudited)

Identifier	COMMON STOCKS - 95.34%	Shares	Value
	Biotechnology - 23.92%
AEZS	AEterna Zentaris Inc.*(1)	102,500	$89,175
AFFX	Affymetrix, Inc.*	125,000	408,750
AMRI	Albany Molecular Research, Inc.*	44,000	414,920
ARNA	Arena Pharmaceuticals, Inc.*(1)	40,000	120,400
AVXT	AVAX Technologies, Inc.*	50,000	500
AVGN	Avigen, Inc.*	51,000	62,220
BIIB	Biogen Idec, Inc.*(1)	29,250	1,533,285
CEGE	Cell Genesys, Inc.*	73,725	21,373
CBST	Cubist Pharmaceuticals, Inc.*(1)	20,000	327,200
CRGN	CuraGen Corporation*	96,000	87,360
DCGN	deCODE genetics, Inc.*	11,000	2,541
DNDN	Dendreon Corporation*(1)	29,000	121,800
FVRL	Favrille Inc.*(1)	43,000	12,040
HGSI	Human Genome Sciences, Inc.*(1)	21,000	17,430
IMGN	ImmunoGen, Inc.*	14,000	99,400
ISA CN	Isotechnika, Inc.*	40,000	4,600
MEDX	Medarex, Inc.*	31,000	159,030
MBRX	Metabasis Therapeutics, Inc.*	44,000	31,240
COX FP	NicOx SA*	20,000	232,771
ONTY	Oncothyreon, Inc.*	15,333	28,979
PGNX	Progenics Pharmaceuticals, Inc.*	23,200	152,888
SVNT	Savient Pharmaceuticals Inc.*(1)	25,000	123,750
TGEN	Targeted Genetics Corp.*	1,000	410
TELK	Telik, Inc.*(1)	111,000	47,730
VICL	Vical Incorporated*(1)	69,500	133,440
			4,233,232
	Chemicals - 0.26%
ATB CN	Atrium Innovations Inc.*(1)	4,884	46,679

	Health Care Equipment & Supplies - 0.01%
TGX	Theragenics Corporation*	2,000	2,440

	Health Care Providers & Services - 0.04%
IBLTZ	IMPATH Bankruptcy Liquidating Trust - Class A	26,000	7,020

	Life Sciences Tools & Services - 12.21%
LIFE	Life Technologies Corporation*(1)	30,000	974,400
LONN VX	Lonza Group AG	12,000	1,185,979
			2,160,379
	Pharmaceuticals - 58.90%
ABT	Abbott Laboratories	18,000	858,600
AGEN	Antigenics, Inc.*	892	437
BMY	Bristol-Myers Squibb Company	35,000	767,200
1093 HK	China Pharmaceutical Group Limited	1,640,000	655,949
LLY	Eli Lilly & Company	29,000	968,890
EPCT	EpiCept Corporation*(1)	2,039	1,223
GENZ	Genzyme Corporation*(1)	19,538	1,160,362
GSK	GlaxoSmithKline plc - ADR	31,673	984,080
JNJ	Johnson & Johnson	23,000	1,209,800
4508 JP	Mitsubishi Tanabe Pharma Corporation	19,000	186,382
NVS	Novartis AG - ADR	29,000	1,097,070
PTIE	Pain Therapeutics, Inc.*(1)	30,000	126,000
PFE	Pfizer, Inc.	46,000	626,520
SNY	Sanofi-Aventis - ADR	26,000	726,180
SCR	Simcere Pharmaceutical Group - ADR*	51,000	285,600
WYE	Wyeth	17,900	770,416
			10,424,709
	TOTAL COMMON STOCKS (cost $22,377,602)		16,874,459

	SHORT-TERM INVESTMENTS - 5.69%
	Money Market Funds - 5.69%
FIUXX	First American Prime Obligations Fund - Class I	69,704	669,704
FAIXX	First American Prime Obligations Fund - Class Y	336,571	336,571
	TOTAL SHORT-TERM INVESTMENTS (cost $1,006,275)		1,006,275

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 17.30%
	Investment Companies - 17.30%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	3,061,888	3,061,888
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $3,061,888)		3,061,888

	TOTAL INVESTMENTS - 118.33%		$20,942,622
	(cost $26,445,765)(a)

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt.
(1) - This security or a portion of this security was out on loan at March 31, 2009. Total loaned securities had a market value of $2,848,656 at March 31, 2009.

(a) The cost basis of investments for federal tax purposes at March 31, 2009 was as follows @:

Cost of investments	$ 26,586,073
Gross unrealized appreciation		2,017,809
Gross unrealized depreciation		(7,661,260)
Net unrealized depreciation	$ (5,643,451)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

Description	Investments in Securities	Written Option Contracts
Level 1 - Quoted prices	$ 20,942,622	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 20,942,622	$ —

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2009 (Unaudited)

Identifier	COMMON STOCKS - 97.37%	Shares	Value

	Aerospace & Defense - 0.87%
BBD/B CN	Bombardier Inc. - Class B(1)	188,000	$438,388
CAI	CACI International, Inc. - Class A*	29,775	1,086,490
			1,524,878
	Airlines - 3.10%
CEA	China Eastern Airlines Corporation Limited - ADR*(1)	46,000	706,321
670 HK	China Eastern Airlines Corporation Limited - Class H*	5,213,000	800,386
ZNH	China Southern Airlines Company Limited - ADR*(1)	108,200	1,049,540
1055 HK	China Southern Airlines Company Limited - Class H*	14,534,000	2,850,318
			5,406,565
	Asian Exchanges - 7.11%
8697 JP	Osaka Securities Exchange Co., Ltd.	1,339	4,261,100
SGX SP	Singapore Exchange Limited	2,429,300	8,145,850
			12,406,950
	Asset Management - 3.27%
CNS	Cohen & Steers, Inc.(1)	131,000	1,461,960
EV	Eaton Vance Corp.	93,200	2,129,620
PZN	Pzena Investment Management, Inc. - Class A(1)	160,950	307,414
URB/A CN	Urbana Corp. - Class A*	650,230	835,480
GROW	US Global Investors, Inc. - Class A(1)	155,800	758,746
806 HK	Value Partners Group Limited	766,000	211,498
WSDT	WisdomTree Investments, Inc.*(1)	14,000	9,380
			5,714,098
	Beverages - 6.83%
168 HK	Tsingtao Brewery Co. Limited - Class H	5,499,000	11,919,490

	Capital Markets - 6.91%
JEF	Jefferies Group, Inc.(1)	846,700	11,684,460
LAB	LaBranche & Co. Inc.*	95,800	358,292
SWS	SWS Group, Inc.	1,000	15,530
			12,058,282
	Commercial Banks - 2.74%
BMBZF	BLOM Bank SAL - GDR	27,000	1,620,000
CATY	Cathay General Bancorp(1)	76,800	801,024
CLFC	Center Financial Corporation	132,400	373,368
EWBC	East West Bancorp, Inc.	49,400	225,758
FBOD	First Bank of Delaware*	124,700	135,300
HAFC	Hanmi Financial Corporation	166,300	216,190
NARA	Nara Bancorp, Inc.	133,575	392,710
UCBH	UCBH Holdings, Inc.(1)	224,800	339,448
WIBC	Wilshire Bancorp, Inc.	130,600	673,896
			4,777,694
	Commercial Services & Supplies - 1.06%
CDCO	Comdisco Holding Company, Inc.*(1)	9,000	65,565
PICO	PICO Holdings, Inc.*	45,000	1,353,150
RBA	Ritchie Bros. Auctioneers, Incorporated(1)	23,500	436,865
			1,855,580
	Construction & Engineering - 0.43%
PWR	Quanta Services, Inc.*(1)	35,000	750,750

	Diversified Consumer Services - 0.73%
BID	Sotheby's(1)	141,700	1,275,300

	Diversified Financial Services - 5.59%
CLE LN	Climate Exchange PLC*	75,200	884,782
ICE	IntercontinentalExchange Inc.*(1)	32,536	2,422,956
OCX CN	Onex Corporation	38,200	469,016
RHJI BB	RHJ International*	800	2,859
TPL	Texas Pacific Land Trust	234,300	5,974,650
			9,754,263
	Diversified Telecommunication Services - 0.03%
2267781Z	CIBL Inc.*	18	6,300
LICT	Lynch Interactive Corporation*	18	45,000
			51,300
	Electric Utilities - 3.48%
991 HK	Datang International Power Generation Company Limited - Class H	9,553,000	4,202,995
1071 HK	Huadian Power International Corporation - Class H	1,236,000	279,075
NVE	NV Energy, Inc.	169,900	1,595,361
			6,077,431
	Energy - 0.60%
SEMUF	Siem Industries Inc.	44,750	1,051,625

	Energy Equipment & Services - 0.15%
2883 HK	China Oilfield Services Limited - Class H	325,000	257,045

	Gaming - 0.54%
200 HK	Melco International Development Limited	3,081,000	950,067

	Gas Utilities - 0.58%
SUG	Southern Union Company	66,301	1,009,094

	Holding Company - 0.62%
BNB CN	BAM Investments Ltd.*(1)	176,100	1,085,261

	Hotels, Restaurants & Leisure - 0.88%
WEN	Wendy's/Arby's Group, Inc. - Class A	304,250	1,530,377

	Household Durables - 7.90%
IEP	Icahn Enterprises LP(1)	408,500	10,621,000
JAH	Jarden Corporation*	250,000	3,167,500
			13,788,500
	Independent Power Producers & Energy Traders - 1.85%
CPN	Calpine Corporation*(1)	450,000	3,064,500
DYN	Dynegy, Inc. - Class A*	112,700	158,907
			3,223,407
	Industrial Conglomerates - 0.40%
Y	Alleghany Corporation*	2,550	690,616

	Insurance - 4.70%
ABK	Ambac Financial Group, Inc.(1)	387,700	302,406
CVA	Covanta Holding Corporation*	386,700	5,061,903
MBI	MBIA Inc.*(1)	552,700	2,531,366
WSC	Wesco Financial Corporation	1,145	316,020
			8,211,695
	IT Consulting & Services - 0.72%
MANT	ManTech International Corporation - Class A*	30,000	1,257,000

	Media - 5.07%
DWA	DreamWorks Animation SKG, Inc. - Class A*	250,000	5,410,000
IAR	Idearc Inc.*(1)	1,317,000	47,412
WMG	Warner Music Group Corp.*(1)	1,445,600	3,397,160
			8,854,572
	Metals & Mining - 6.64%
FMG AU	Fortescue Metals Group Ltd.*	1,095,300	1,942,129
FNV CN	Franco-Nevada Corporation	288,100	6,219,926
IMN CN	Inmet Mining Corporation	122,100	3,023,447
1171 HK	Yanzhou Coal Mining Company Limited - Class H	558,000	401,729
			11,587,231
	Multi-Utilities - 2.95%
CMS	CMS Energy Corporation	100,000	1,184,000
RRI	Reliant Energy Inc.*(1)	1,243,900	3,968,041
			5,152,041
	Oil, Gas & Consumable Fuels - 2.84%
BLMC	Biloxi Marsh Lands Corporation	100	837
1898 HK	China Coal Energy Company - Class H	891,000	657,565
1088 HK	China Shenhua Energy Company Limited - Class H	88,000	198,240
135 HK	CNPC Hong Kong Limited	2,711,000	1,147,276
KEWL	Keweenaw Land Association Ltd.	290	43,500
NEGI	National Energy Group, Inc.*	316,100	1,106,350
PVG	Penn Virginia GP Holdings LP(1)	63,300	750,738
UTS CN	UTS Energy Corporation*	784,000	1,057,107
			4,961,613
	Other Exchanges - 2.07%
JSE SJ	JSE Limited	622,500	2,924,386
NZX NZ	NZX Ltd.	178,400	681,907
			3,606,293
	Pharmaceuticals - 0.39%
1093 HK	China Pharmaceutical Group Limited	1,709,000	683,547

	Publishing - 0.42%
RHD	R.H. Donnelley Corporation*(1)	1,356,700	413,794
VALU	Value Line, Inc.(1)	11,910	325,619
			739,413
	Real Estate Investment Trusts (REITs) - 4.83%
ALX	Alexander's, Inc.	10,177	1,733,957
823 HK	The Link REIT	3,393,000	6,706,676
			8,440,633
	Road & Rail - 0.01%
q525 HK	Guangshen Railway Company Limited - Class H	67,000	21,698

	Software - 1.16%
FTIS LI	Financial Technologies (India) Ltd. - GDR	292,000	423,400
MVSN	Macrovision Solutions Corporation*	90,000	1,601,100
			2,024,500
	State Commercial Banks - 0.21%
PFBC	Preferred Bank Los Angeles(1)	70,450	369,158

	Transportation Infrastructure - 8.33%
694 HK	Beijing Capital International Airport Company Limited - Class H	14,376,000	6,399,143
357 HK	Hainan Meilan International Airport Company Limited - Class H	5,034,000	2,390,153
548 HK	Shenzhen Expressway Company Limited - Class H	832,000	289,836
107 HK	Sichuan Expressway Co. Limited - Class H*	25,598,000	4,788,933
3382 HK	Tianjin Port Development Holdings Ltd.	692,000	171,424
576 HK	Zhejiang Expressway Co., Limited - Class H	697,000	508,096
			14,547,585
	U.S. Equity Exchanges - 1.36%
NDAQ	The Nasdaq OMX Group*	121,400	2,377,012
	TOTAL COMMON STOCKS (cost $283,979,085)		169,992,564

		Principal
	ESCROW NOTES - 0.00%	Amount
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	$14,400,000	1
	TOTAL ESCROW NOTES (cost $0)		1

	CORPORATE BONDS - 0.13%
	Diversified Financial Services - 0.13%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired on
	10/19/2006-5/17/2007 at $741,082
	(Default Effective 4/29/2005)	2,783,965	222,717
	TOTAL CORPORATE BONDS (cost $1,471,828)		222,717

	RIGHTS - 0.45%	Shares
	Commercial Services & Supplies - 0.45%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date 12/31/2050,
	Strike Price $1.00#	8,516,200	792,007
	TOTAL RIGHTS (cost $2,625,971)		792,007

	SHORT-TERM INVESTMENTS - 2.22%
	Money Market Funds - 2.22%
FIUXX	First American Prime Obligations Fund - Class I	3,870,295	3,870,295
	TOTAL SHORT-TERM INVESTMENTS (cost $3,870,295)		3,870,295

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 16.17%
	Investment Companies - 16.17%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	28,234,121	28,234,121
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $28,234,121)		28,234,121

	TOTAL INVESTMENTS - 116.34%		$203,111,705
	(cost $320,181,300)(a)

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - Contingent value right (contingent upon profitability of company).
+ - Security is considered illiquid. The aggregate value of such securities is $1 or 0.00% of net assets.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(1) This security or a portion of this security was out on loan at March 31, 2009. Total loaned securities had a market value of $24,624,906 at March 31, 2009.

(a) The cost basis of investments for federal tax purposes at March 31, 2009 was as follows @:

Cost of investments	$330,820,939
Gross unrealized appreciation		8,589,651
Gross unrealized depreciation		(136,298,885)
Net unrealized depreciation	$(127,709,234)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Written Option Contracts
Level 1 - Quoted prices	$200,795,787	$—
Level 2 - Other significant observable inputs	2,315,917	—
Level 3 - Significant unobservable inputs	1	—
Total	$203,111,705	$—

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

Description	Investments in Securities	Written Option Contracts
Balance as of 12/31/08	$6,301	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
(depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	(6,300)	—
Balance as of 3/31/09	$1	$—

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments - March 31, 2009 (Unaudited)

		Principal
Identifier	SHORT-TERM INVESTMENTS - 99.60%	Amount	Value

	US Government Agency Issues - 99.60%
313385DW4	Federal Home Loan Bank Discount Note
	0.101%, 04/03/2009	$107,000	$106,999
313385EQ1	Federal Home Loan Bank Discount Note
	0.142%, 04/21/2009	2,627,000	2,626,796
	TOTAL SHORT-TERM INVESTMENTS (cost $2,733,795)		2,733,795

	TOTAL INVESTMENTS - 99.60%		$2,733,795
	(cost $2,733,795)(a)

Percentages are stated as a percent of net assets.

(a) The cost basis of investments for federal tax purposes at March 31, 2009 was as follows@:

Cost of investments	$ 2,733,795
Gross unrealized appreciation		—
Gross unrealized depreciation		—
Net unrealized appreciation	$ —

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

Description	Investments in Securities	Written Option Contracts
Level 1 - Quoted prices	$—	$—
Level 2 - Other significant observable inputs	2,733,795	—
Level 3 - Significant unobservable inputs	—	—
Total	$2,733,795	$—

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2009 (Unaudited)

Identifier	COMMON STOCKS - 93.41%	Shares	Value
	Asian Exchanges - 6.26%
388 HK	Hong Kong Exchanges & Clearing Limited	141,000	$1,331,665
8697 JP	Osaka Securities Exchange Co., Ltd.	176	560,085
SGX SP	Singapore Exchange Limited	313,600	1,051,553
			2,943,303

	Asset Management - 14.98%
AB	AllianceBernstein Holding LP	17,640	259,661
BLK	BlackRock, Inc.(1)	7,056	917,562
BX	The Blackstone Group LP	78,400	568,400
BAM	Brookfield Asset Management Inc. - Class A	48,000	661,440
CNS	Cohen & Steers, Inc.(1)	52,900	590,364
EV	Eaton Vance Corp.(1)	35,200	804,320
BEN	Franklin Resources, Inc.	1,960	105,585
LM	Legg Mason, Inc.(1)	47,000	747,300
POW CN	Power Corporation of Canada	47,000	732,511
PZN	Pzena Investment Management, Inc. - Class A(1)	217,500	415,425
SII CN	Sprott, Inc.	48,000	173,224
TROW	T. Rowe Price Group, Inc.(1)	6,850	197,691
URB/A CN	Urbana Corp. - Class A*	392,000	503,680
GROW	US Global Investors, Inc. - Class A(1)	41,000	199,670
806 HK	Value Partners Group Limited	560,000	154,620
WSDT	WisdomTree Investments, Inc.*	12,000	8,040
			7,039,493

	Brokerage & Investment Banking - 0.73%
LAZ	Lazard Ltd. - Class A	11,760	345,744

	Capital Markets - 14.01%
BK	The Bank of New York Mellon Corp.	36,056	1,018,582
GFIG	GFI Group, Inc.	2,000	6,420
JEF	Jefferies Group, Inc.(1)	246,000	3,394,800
LAB	LaBranche & Co. Inc.*	147,000	549,780
NTRS	Northern Trust Corp.	17,600	1,052,832
STT	State Street Corporation	17,658	543,513
TLPR LN	Tullett Prebon plc	6,000	18,101
			6,584,028

	Commercial Banks - 7.01%
3988 HK	Bank of China Ltd. - Class H	1,960,000	649,911
CATY	Cathay General Bancorp(1)	3,500	36,505
CLFC	Center Financial Corporation	5,880	16,582
939 HK	China Construction Bank Corp. - Class H	2,148,000	1,219,415
EWBC	East West Bancorp, Inc.	3,500	15,995
HAFC	Hanmi Financial Corporation	6,650	8,645
1398 HK	Industrial & Commercial Bank of China - Class H	2,458,000	1,278,061
NARA	Nara Bancorp, Inc.	6,860	20,168
UCBH	UCBH Holdings, Inc.(1)	7,050	10,646
WIBC	Wilshire Bancorp, Inc.	7,050	36,378
			3,292,306

	Diversified Consumer Services - 0.90%
BID	Sotheby's(1)	47,000	423,000

	Diversified Financial Services - 9.07%
CLE LN	Climate Exchange PLC*	45,600	536,517
CME	CME Group, Inc.	4,220	1,039,766
IBKR	Interactive Brokers Group, Inc. - Class A*	4,000	64,520
ICE	IntercontinentalExchange Inc.*(1)	25,000	1,861,750
LSE LN	London Stock Exchange Group plc	23,500	190,680
MXB	MSCI Inc. - Class A*	11,750	198,692
OCX CN	Onex Corporation	30,000	368,338
			4,260,263

	Electric Utilities - 0.09%
BIP	Brookfield Infrastucture Partners LP	3,135	41,445

	European Exchanges - 0.77%
DB1 GR	Deutsche Boerse AG	6,000	361,752

	Finance/Banks - 0.04%
GHQ	GHL Acquisition Corporation*	2,000	18,740

	Holding Company - 2.83%
BNB CN	BAM Investments Ltd.*	33,000	203,371
BRK/A	Berkshire Hathaway Inc. - Class A*	13	1,127,100
			1,330,471

	Household Durables - 1.30%
IEP	Icahn Enterprises LP(1)	23,520	611,520

	Insurance - 10.03%
ABK	Ambac Financial Group, Inc.(1)	19,600	15,288
LFC	China Life Insurance Co., Limited - ADR(1)	35,200	1,733,248
2628 HK	China Life Insurance Co., Limited - Class H	153,000	507,328
MKL	Markel Corporation*	1,175	333,559
MBI	MBIA Inc.*(1)	122,200	559,676
2318 HK	Ping An Insurance Group Company of China Limited - Class H	262,500	1,566,411
			4,715,510

	IT Services - 7.26%
BR	Broadridge Financial Solutions, Inc.	70,500	1,312,005
MA	Mastercard, Inc. - Class A(1)	7,250	1,214,230
V	Visa, Inc. - Class A(1)	15,950	886,820
			3,413,055

	Metals & Mining - 8.27%
FNV CN	Franco-Nevada Corporation	180,000	3,886,104

	Other Exchanges - 4.41%
ASX AU	ASX Ltd.	51,450	1,050,022
IMAREX NO	IMAREX ASA*	2,000	12,797
JSE SJ	JSE Limited	176,000	826,814
NZX NZ	NZX Ltd.	47,526	181,661
			2,071,294

	Software - 0.45%
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,675	209,779

	State Commercial Banks - 0.03%
PFBC	Preferred Bank Los Angeles(1)	2,700	14,148

	Thrifts & Mortgage Finance - 1.52%
FRE	Federal Home Loan Mortgage Corporation(1)	490,000	372,400
FNM	Federal National Mortgage Association(1)	490,000	343,000
			715,400

	U.S. Equity Exchanges - 3.45%
NDAQ	The Nasdaq OMX Group*	24,500	479,710
NYX	NYSE Euronext	63,700	1,140,230
			1,619,940

	TOTAL COMMON STOCKS (cost $68,526,471)		43,897,295

	SHORT-TERM INVESTMENTS - 6.20%
	Money Market Funds - 6.20%
FIUXX	First American Prime Obligations Fund - Class I^	1,928,306	1,928,306
FAIXX	First American Prime Obligations Fund - Class Y	982,658	982,658
	TOTAL SHORT-TERM INVESTMENTS (cost $2,910,964)		2,910,964

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 27.10%
	Investment Companies - 27.10%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	12,734,633	12,734,633
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $12,734,633)		12,734,633

	TOTAL INVESTMENTS - 126.71%		$59,542,892
	(cost $84,172,068)(a)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Options Written - March 31, 2009 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
LEC.MY	CME Group, Inc.
	Expiration: January 2010,
	Exercise Price: $400.00	20	$325,600
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $180,539)		$325,600

Percentages are stated as a percent of net assets.

* - Non-income producing security.
^ - All or a portion of the shares have been committed as collateral for written option contracts.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(1)This security or a portion of this security was out on loan at March 31, 2009. Total loaned securities had a market value of $12,159,809 at March 31, 2009.

(a)The cost basis of investments for federal tax purposes at March 31, 2009 was as follows@:

Cost of investments	$85,221,529
Gross unrealized appreciation		1,686,571
Gross unrealized depreciation		(27,365,208)
Net unrealized depreciation	$(25,678,637)

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

Description	Investments in Securities	Written Option Contracts
Level 1 - Quoted prices	$59,320,316	$325,600
Level 2 - Other significant observable inputs	222,576	—
Level 3 - Significant unobservable inputs	—	—
Total	$59,542,892	$325,600

FAS 161 - Summary of Derivative Instruments and Hedging Activities at March 31, 2009

The Financial Accounting Standards Board recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative
Instruments and Hedging Activities (“FAS 161”).
FAS 161 requires tabular disclosure summarizing derivative instruments by primary risk exposure (e.g. interest rate, credit, equity, or foreign exchange.)
The following table discloses the balance sheet location and period-end fair value for written option contracts.

	Asset Derivatives 2009		Liability Derivatives 2009
Description	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts	Receivables	$ —	Payables	$ 325,600

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments - March 31, 2009 (Unaudited)

Identifier	COMMON STOCKS - 96.20%	Shares	Value

	Building Materials - 0.66%
SPIP SP	Sinopipe Holdings Limited	2,000,000	$105,197

	Building Products - 7.24%
AMN	Ameron International Corp.	11,400	600,324
GEBN VX	Geberit AG	6,108	548,931
			1,149,255
	Building Supplies - 2.50%
SOLK GA	Corinth Pipeworks SA*	100,000	115,589
NWPX	Northwest Pipe Company*	8,000	227,760
PAP TB	Pacific Pipe Public Company Limited	2,286,500	54,156
			397,505
	Chemicals - 0.48%
HWKN	Hawkins, Inc.	1,600	24,688
YARIY	Yara International ASA - ADR	2,400	52,339
			77,027
	Commercial Services & Supplies - 3.14%
AENV SP	Asia Environment Holdings Limited	310,000	23,439
LAYN	Layne Christensen Company*	7,750	124,543
SINO SP	Sinomem Technology Limited*	850,000	55,886
SEV FP	Suez Environnement SA*	20,000	294,286
			498,154
	Construction & Engineering - 5.91%
ACM	Aecom Technology Corp.*	5,000	130,400
URS	URS Corp.*	20,000	808,200
			938,600
	Electric Utilities - 1.82%
EDE	The Empire District Electric Co.	20,000	288,800

	Electrical Equipment - 3.71%
FELE	Franklin Electric Co., Inc.	17,000	376,210
ROP	Roper Industries, Inc.	5,000	212,250
			588,460
	Electronic Equipment, Instruments & Components - 2.38%
ITRI	Itron, Inc.*	8,000	378,800

	Food Products - 1.98%
HQS	HQ Sustainable Maritime Industries, Inc.*(1)	41,100	314,415

	Gas Utilities - 1.34%
GSZ FP	GDF Suez	6,205	213,091

	Health Care Equipment & Supplies - 2.03%
CMN	Cantel Medical Corp.*	25,000	321,750

	Household Durables - 0.47%
6485 JP	Maezawa Kyuso Industries Co. Ltd.	4,500	75,102

	Independent Power Producers & Energy Traders - 0.63%
GLH-U CN	Great Lakes Hydro Income Fund	8,000	100,064

	Industrial Conglomerates - 1.85%
TYC	Tyco International Ltd.	15,000	293,400

	Machinery - 19.65%
ARF-U CN	Armtec Infrastructure Income Fund	20,000	263,801
DHR	Danaher Corp.(1)	8,000	433,760
ERII	Energy Recovery Inc.*(1)	20,000	152,000
ESE	ESCO Technologies, Inc.*	5,000	193,500
FLOW	Flow International Corporation*	40,000	64,800
IR	Ingersoll-Rand Company Ltd. - Class A	25,000	345,000
ITT	ITT Corporation	11,000	423,170
LNN	Lindsay Corporation(1)	20,000	540,000
MPR	Met-Pro Corporation	39,800	324,370
MWA	Mueller Water Products, Inc. - Class A	80,100	264,330
840 HK	Xinjiang Tianye Water Saving Irrigation System Co. Ltd. - Class H	1,430,000	116,236
			3,120,967
	Multi-Utilities - 6.40%
ACE IM	ACEA S.P.A.	50,000	597,872
VE	Veolia Environnement - ADR	20,000	418,000
			1,015,872
	Water Utilities - 34.01%
AWR	American States Water Company	16,200	588,384
AWK	American Water Works Co., Inc.	10,000	192,400
WTR	Aqua America, Inc.(1)	16,700	334,000
ARTNA	Artesian Resources Corp. - Class A	20,610	288,952
CWT	California Water Service Group	20,000	837,200
HOO	Cascal N.V.	50,000	157,000
CTWS	Connecticut Water Service, Inc.	21,206	430,058
CWCO	Consolidated Water Co., Ltd.	10,000	108,500
270 HK	Guangdong Investment Limited	1,000,000	402,549
MWC PM	Manila Water Company	1,050,000	239,007
MSEX	Middlesex Water Co.	20,000	288,000
NWG LN	Northumbrian Water Group Plc	90,200	282,466
SVT LN	Severn Trent plc	13,000	184,664
SJW	SJW Corp.	25,000	635,750
SWWC	Southwest Water Company	20,000	86,000
EYAPS GA	Thessaloniki Water Supply & Sewage Co. SA	10,000	66,164
YORW	York Water Company	22,611	279,472
			5,400,566

	TOTAL COMMON STOCKS (cost $20,301,012)		15,277,025

	SHORT-TERM INVESTMENTS - 1.82%
	Money Market Funds - 1.82%
FIUXX	First American Prime Obligations Fund - Class I	289,624	289,624
	TOTAL SHORT-TERM INVESTMENTS (cost $289,624)		289,624

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 6.87%
	Investment Companies - 6.87%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	1,090,533	1,090,533
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $1,090,533)		1,090,533

	TOTAL INVESTMENTS - 104.89%		$16,657,182
	(cost $21,681,169)(a)

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt.
(1) This security or a portion of this security was out on loan at March 31, 2009. Total loaned securities had a market value of $1,055,345 at March 31, 2009.

(a) The cost basis of investments for federal tax purposes at March 31, 2009 was as follows @:

Cost of investments	$ 21,802,069
Gross unrealized appreciation		642,756
Gross unrealized depreciation		(5,787,643)
Net unrealized depreciation	$ (5,144,887)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

Description	Investments in Securities	Written Option Contracts
Level 1 - Quoted prices	$ 16,551,985	$ —
Level 2 - Other significant observable inputs	105,197	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 16,657,182	$ —

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - March 31, 2009 (Unaudited)

Identifier	COMMON STOCKS - 0.33%	Shares	Value
	Airlines - 0.33%
ZNH	China Southern Airlines Company Limited - ADR*^	300	$2,910
	TOTAL COMMON STOCKS (cost $2,505)		2,910
		Principal
	SHORT-TERM INVESTMENTS - 90.49%	Amount
	US Government Agency Issues - 90.40%
	Federal Home Loan Bank Discount Note
313385EQ1	0.142%, 04/21/2009^	$304,000	303,976
313385FA0	0.051%, 05/01/2009^	498,000	497,979
			801,955
	Money Market Funds - 0.09%	Shares
FIUXX	First American Prime Obligations Fund - Class I^	857	857
	TOTAL SHORT-TERM INVESTMENTS (cost $802,812)		802,812

	TOTAL INVESTMENTS - 90.82%
	(cost $805,317)(a)		$805,722

Percentages are stated as a percent of net assets.
* - Non-income producing security.
^ - All or a portion of the shares have been committed as collateral for written option contracts.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - March 31, 2009 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
	Aerospace & Defense
BA.TZ	Boeing Co.
	Expiration: August 2009, Exercise Price: $40.00	1	$750
NOC.TH	Northrop Grumman Corp.
	Expiration: August 2009, Exercise Price: $40.00	1	310
			1,060
	Airlines
ZNH.UU	China Southern Airlines Company Limited - ADR
	Expiration: September 2009, Exercise Price: $7.50	2	190

	Asset Managers
AMG.UY	Affiliated Managers Group Inc.
	Expiration: September 2009, Exercise Price: $40.00	1	845
BEN.SJ	Franklin Resources, Inc.
	Expiration: July 2009, Exercise Price: $50.00	1	620
RQW.PH	T. Rowe Price Group, Inc.
	Expiration: April 2009, Exercise Price: $40.00	1	1,125
RQW.SE	T. Rowe Price Group, Inc.
	Expiration: July 2009, Exercise Price: $25.00	2	605
QGW.RA	U.S. Global Investors, Inc. - Class A
	Expiration: June 2009, Exercise Price: $5.00	8	900
			4,095
	Auto Components
TEN.PB	Tenneco Inc.
	Expiration: April 2009, Exercise Price: $10.00	2	1,670

	Beverages
DEO.SJ	Diageo plc - ADR
	Expiration: July 2009, Exercise Price: $50.00	1	680

	Biotechnology
CRL.TE	Charles River Laboratories International, Inc.
	Expiration: August 2009, Exercise Price: $25.00	1	230

	Brokerage & Investment Banking
LAZ.UE	Lazard Ltd. - Class A
	Expiration: September 2009, Exercise Price: $25.00	2	780

	Capital Markets
BK.RE	The Bank of New York Mellon Corp.
	Expiration: June 2009, Exercise Price: $25.00	2	660
SCN.UV	The Charles Schwab Corporation
	Expiration: September 2009, Exercise Price: $12.50	2	290
GQG.UZ	GFI Group, Inc.
	Expiration: September 2009, Exercise Price: $2.50	4	170
GS.PC	The Goldman Sachs Group, Inc.
	Expiration: April 2009, Exercise Price: $115.00	1	1,173
LM.TQ	Legg Mason, Inc.
	Expiration: August 2009, Exercise Price: $7.50	1	65
NRQ.PK	Northern Trust Corp.
	Expiration: April 2009, Exercise Price: $55.00	2	370
STT.TZ	State Street Corporation
	Expiration: August 2009, Exercise Price: $22.50	3	1,140
			3,868
	Chemicals
IAQ.SG	Sigma-Aldrich Corp.
	Expiration: July 2009, Exercise Price: $35.00	1	237

	Commercial Banks
HDB.PM	HDFC Bank Ltd. - ADR
	Expiration: April 2009, Exercise Price: $65.00	1	620
IBN.UC	ICIC Bank Ltd. - ADR
	Expiration: September 2009, Exercise Price: $15.00	1	430
MTB.PO	M&T Bank Corporation
	Expiration: April 2009, Exercise Price: $75.00	2	6,140
			7,190

	Commercial Services & Supplies
IRM.SX	Iron Mountain Incorporated
	Expiration: July 2009, Exercise Price: $22.50	1	245

	Consumer Finance
AXP.SC	American Express Company
	Expiration: July 2009, Exercise Price: $15.00	3	1,086
DFS.SU	Discover Financial Services
	Expiration: July 2009, Exercise Price: $7.50	2	420
			1,506
	Diversified Consumer Services
BID.PB	Sotheby's
	Expiration: April 2009, Exercise Price: $10.00	1	150
BID.SU	Sotheby's
	Expiration: July 2009, Exercise Price: $7.50	1	95
			245
	Diversified Financial Services
LUK.UW	Leucadia National Corporation
	Expiration: September 2009, Exercise Price: $17.50	1	470
MCO.QD	Moody's Corporation
	Expiration: May 2009, Exercise Price: $20.00	1	125
			595
	Electric Utilities
YGB.MF	Allegheny Energy, Inc.
	Expiration: January 2010, Exercise Price: $30.00	1	840
ETR.UO	Entergy Corporation
	Expiration: September 2009, Exercise Price: $75.00	1	1,180
GXP.UD	Great Plains Energy Incorporated
	Expiration: September 2009, Exercise Price: $20.00	2	1,370
KEP.UB	Korea Electric Power Corporation - ADR
	Expiration: September 2009, Exercise Price: $10.00	5	1,000
			4,390
	Food Products
BGW.SH	Bunge Limited
	Expiration: July 2009, Exercise Price: $40.00	1	185
UN.TX	Unilever NV
	Expiration: August 2009, Exercise Price: $22.50	2	790
			975
	Health Care Equipment & Supplies
BDX.UN	Becton, Dickinson and Company
	Expiration: September 2009, Exercise Price: $70.00	1	775

	Hotels, Restaurants & Leisure
IGT.VU	International Game Technology
	Expiration: October 2009, Exercise Price: $7.50	1	120
MGM.RB	MGM Mirage
	Expiration: June 2009, Exercise Price: $10.00	1	805
UWY.RG	Wynn Resorts Limited
	Expiration: June 2009, Exercise Price: $35.00	1	1,710
			2,635
	Household Durables
FO.UF	Fortune Brands, Inc.
	Expiration: September 2009, Exercise Price: $30.00	2	1,520

	Independent Power Producers & Energy Traders
CPN.UA	Calpine Corp.
	Expiration: September 2009, Exercise Price: $5.00	3	180
HNP.TE	Huaneng Power International, Inc. - ADR
	Expiration: August 2009, Exercise Price: $25.00	2	625
MIR.UC	Mirant Corporation
	Expiration: September 2009, Exercise Price: $15.00	2	860
ULA.TC	Reliant Energy Inc.
	Expiration: August 2009, Exercise Price: $3.00	2	150
ULA.TE	Reliant Energy Inc.
	Expiration: August 2009, Exercise Price: $5.00	2	440
			2,255
	Insurance
LFC.SH	China Life Insurance Co., Limited - ADR
	Expiration: July 2009, Exercise Price: $40.00	1	215
MMC.SD	Marsh & McLennan Companies, Inc.
	Expiration: July 2009, Exercise Price: $20.00	2	450
MBI.QZ	MBIA Inc.
	Expiration: May 2009, Exercise Price: $4.00	4	250
			915
	Internet Software & Services
QXB.PC	eBay, Inc.
	Expiration: April 2009, Exercise Price: $15.00	2	502

	IT Services
ADP.TZ	Automatic Data Processing, Inc.
	Expiration: August 2009, Exercise Price: $32.50	1	223
CAI.UI	CACI International, Inc. - Class A
	Expiration: September 2009, Exercise Price: $45.00	1	990
WU.TB	The Western Union Company
	Expiration: August 2009, Exercise Price: $10.00	4	300
			1,513
	Machinery
UKU.UU	American Railcar Industries, Inc.
	Expiration: September 2009, Exercise Price: $7.50	2	330

	Media
MHP.QX	The McGraw-Hill Companies, Inc.
	Expiration: May 2009, Exercise Price: $22.50	1	200
DIS.SD	The Walt Disney Co.
	Expiration: July 2009, Exercise Price: $20.00	2	560
WDS.MX	The Walt Disney Co.
	Expiration: January 2010, Exercise Price: $22.50	1	590
			1,350
	Metals & Mining
CMC.UB	Commercial Metals Company
	Expiration: September 2009, Exercise Price: $10.00	2	360
NUE.SH	Nucor Corp.
	Expiration: July 2009, Exercise Price: $40.00	1	720
RJT.SU	Rio Tinto Plc - ADR
	Expiration: July 2009, Exercise Price: $70.00	1	217
			1,297
	Multiline Retail
KTQ.UH	Sears Holdings Corporation
	Expiration: September 2009, Exercise Price: $40.00	1	790

	Multi-Utilities
CMS.UV	CMS Energy Corporation
	Expiration: September 2009, Exercise Price: $12.50	2	355

	Oil, Gas & Consumable Fuels
CCJ.RW	Cameco Corporation
	Expiration: June 2009, Exercise Price: $17.50	2	410
CCD.RF	Canadian Natural Resources Ltd.
	Expiration: June 2009, Exercise Price: $30.00	1	176
SNP.SU	China Petroleum & Chemical Corp. - ADR
	Expiration: July 2009, Exercise Price: $55.00	1	460
ECA.PH	EnCana Corporation
	Expiration: April 2009, Exercise Price: $40.00	1	165
IMO.TF	Imperial Oil Ltd.
	Expiration: August 2009, Exercise Price: $30.00	1	198
KJA.MC	Nexen Inc.
	Expiration: January 2010, Exercise Price: $15.00	2	605
PWE.RB	Penn West Energy Trust
	Expiration: June 2009, Exercise Price: $10.00	1	150
SUG.UV	Southern Union Company
	Expiration: September 2009, Exercise Price: $12.50	3	285
STO.SW	StatoilHydro ASA - ADR
	Expiration: July 2009, Exercise Price: $17.50	2	480
YHH.MD	Suncor Energy, Inc.
	Expiration: January 2010, Exercise Price: $20.00	1	404
			3,333
	Real Estate Investment Trusts (REITs)
BAM.RC	Brookfield Asset Management, Inc. - Class A
	Expiration: June 2009, Exercise Price: $15.00	2	450

	Road & Rail
BNI.SL	Burlington Northern Santa Fe Corporation
	Expiration: July 2009, Exercise Price: $60.00	1	670
CP.UF	Canadian Pacific Railway Limited
	Expiration: September 2009, Exercise Price: $30.00	2	950
CSX.TF	CSX Corp.
	Expiration: August 2009, Exercise Price: $30.00	1	660
			2,280
	Specialty Retail
TIF.QD	Tiffany & Co.
	Expiration: May 2009, Exercise Price: $20.00	1	130
TIF.TD	Tiffany & Co.
	Expiration: August 2009, Exercise Price: $20.00	2	520
			650
	Textiles, Apparel & Luxury Goods
COH.QA	Coach, Inc.
	Expiration: May 2009, Exercise Price: $17.50	1	200
COH.TD	Coach, Inc.
	Expiration: August 2009, Exercise Price: $20.00	1	490
			690
	Tobacco
MO.UQ	Altria Group, Inc.
	Expiration: September 2009, Exercise Price: $16.00	1	178

	Transportation Services
UPS.SI	United Parcel Service - Class B
	Expiration: July 2009, Exercise Price: $45.00	1	295

	U.S. Equity Exchanges
NQD.UD	The Nasdaq OMX Group
	Expiration: September 2009, Exercise Price: $20.00	2	800
NYX.UD	NYSE Euronext
	Expiration: September 2009, Exercise Price: $17.50	2	710
			1,510
	Wireless Telecommunication Services
CHU.PV	China Unicom (Hong Kong) Limited - ADR
	Expiration: April 2009, Exercise Price: $12.50	4	840
CHU.SU	China Unicom (Hong Kong) Limited - ADR
	Expiration: July 2009, Exercise Price: $7.50	3	120
			960
	TOTAL PUT OPTIONS WRITTEN (premiums received $55,388)		$52,539

ADR - American Depository Receipt.

(a) The cost basis of investments for federal tax purposes at March 31, 2009 was as follows @:

Cost of investments	$ 805,317
Gross unrealized appreciation			405
Gross unrealized depreciation			—
Net unrealized appreciation	$ 405

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Written Option Contracts
Level 1 - Quoted prices	$3,767	$52,539
Level 2 - Other significant observable inputs	801,955	—
Level 3 - Significant unobservable inputs	—	—
Total	$805,722	$52,539

FAS 161 - Summary of Derivative Instruments and Hedging Activities at March 31, 2009

The Financial Accounting Standards Board recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative
Instruments and Hedging Activities (“FAS 161”).
FAS 161 requires tabular disclosure summarizing derivative instruments by primary risk exposure (e.g. interest rate, credit, equity, or foreign exchange.)
The following table discloses the balance sheet location and period-end fair value for written option contracts.

	Asset Derivatives 2009		Liability Derivatives 2009
Description	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts	Receivables	$ —	Payables	$ 52,539

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*    /s/ Peter B. Doyle
Peter B. Doyle, President

Date    May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Peter B. Doyle
Peter B. Doyle, President

Date    May 28, 2009

By (Signature and Title)*    /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date    May 28, 2009

* Print the name and title of each signing officer under his or her signature.